Schedule of Investments(a)
July 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.26%
Aerospace & Defense–2.26%
Boeing Co. (The)(b)	59,886	$14,303,771
Howmet Aerospace, Inc.	266,330	13,620,116
		27,923,887
Agricultural & Farm Machinery–0.87%
Deere & Co.	24,887	10,691,455
Air Freight & Logistics–1.26%
United Parcel Service, Inc., Class B	82,813	15,496,797
Application Software–1.73%
Manhattan Associates, Inc.(b)	33,042	6,298,466
Synopsys, Inc.(b)	17,857	8,067,793
Tyler Technologies, Inc.(b)	17,442	6,918,020
		21,284,279
Automobile Manufacturers–0.66%
Tesla, Inc.(b)	30,587	8,179,881
Automotive Parts & Equipment–0.63%
Aptiv PLC(b)	71,227	7,798,644
Automotive Retail–1.33%
AutoNation, Inc.(b)	39,211	6,312,187
AutoZone, Inc.(b)	4,077	10,117,972
		16,430,159
Biotechnology–1.19%
Gilead Sciences, Inc.	192,032	14,621,317
Broadline Retail–5.07%
Amazon.com, Inc.(b)	468,081	62,573,068
Casinos & Gaming–0.50%
Boyd Gaming Corp.	89,948	6,145,247
Communications Equipment–1.10%
Motorola Solutions, Inc.	47,187	13,525,210
Construction Materials–1.44%
Vulcan Materials Co.	80,797	17,815,739
Consumer Finance–0.98%
Capital One Financial Corp.	103,505	12,112,155
Distillers & Vintners–1.56%
Constellation Brands, Inc., Class A	70,302	19,178,386
Distributors–0.76%
LKQ Corp.	170,186	9,324,491
Diversified Banks–3.11%
JPMorgan Chase & Co.	243,002	38,384,596
Diversified Financial Services–0.80%
Equitable Holdings, Inc.	345,785	9,920,572
Electrical Components & Equipment–2.03%
Generac Holdings, Inc.(b)(c)	48,496	7,453,835
Hubbell, Inc.	36,459	11,375,208
Shares		Value
Electrical Components & Equipment–(continued)
Regal Rexnord Corp.	39,907	$6,232,676
		25,061,719
Electronic Equipment & Instruments–0.72%
Keysight Technologies, Inc.(b)	55,036	8,865,199
Environmental & Facilities Services–0.42%
Casella Waste Systems, Inc., Class A(b)	64,695	5,220,240
Fertilizers & Agricultural Chemicals–0.59%
Mosaic Co. (The)	178,010	7,255,688
Financial Exchanges & Data–1.24%
Intercontinental Exchange, Inc.	132,750	15,239,700
Gas Utilities–0.64%
ONE Gas, Inc.(c)	100,292	7,936,106
Health Care Equipment–2.94%
Baxter International, Inc.	169,356	7,659,972
Boston Scientific Corp.(b)	257,181	13,334,835
Zimmer Biomet Holdings, Inc.	110,593	15,278,423
		36,273,230
Health Care Facilities–2.07%
Acadia Healthcare Co., Inc.(b)	83,711	6,615,680
HCA Healthcare, Inc.	32,114	8,761,021
Tenet Healthcare Corp.(b)	136,678	10,213,947
		25,590,648
Homebuilding–0.61%
D.R. Horton, Inc.	58,923	7,484,400
Hotels, Resorts & Cruise Lines–1.38%
Airbnb, Inc., Class A(b)	57,378	8,732,358
Wyndham Hotels & Resorts, Inc.	105,809	8,244,637
		16,976,995
Household Products–1.37%
Procter & Gamble Co. (The)	107,958	16,873,835
Industrial Conglomerates–0.80%
Honeywell International, Inc.	50,609	9,824,725
Industrial Machinery & Supplies & Components–0.60%
Lincoln Electric Holdings, Inc.	36,816	7,389,339
Industrial REITs–1.37%
Prologis, Inc.	135,801	16,941,175
Insurance Brokers–1.16%
Arthur J. Gallagher & Co.	66,758	14,339,618
Integrated Oil & Gas–2.37%
Chevron Corp.	178,475	29,209,219
Integrated Telecommunication Services–1.87%
Deutsche Telekom AG (Germany)	551,984	12,041,471
Verizon Communications, Inc.	324,416	11,056,097
		23,097,568

See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

Shares		Value
Interactive Home Entertainment–1.08%
Electronic Arts, Inc.	97,993	$13,361,346
Interactive Media & Services–7.62%
Alphabet, Inc., Class A(b)	412,310	54,721,783
Meta Platforms, Inc., Class A(b)	123,322	39,290,389
		94,012,172
Internet Services & Infrastructure–0.93%
Snowflake, Inc., Class A(b)	64,570	11,474,735
Investment Banking & Brokerage–2.80%
Charles Schwab Corp. (The)	312,299	20,642,964
Raymond James Financial, Inc.	126,231	13,894,246
		34,537,210
IT Consulting & Other Services–0.69%
Amdocs Ltd.	91,341	8,553,171
Managed Health Care–2.12%
Molina Healthcare, Inc.(b)	21,270	6,476,502
UnitedHealth Group, Inc.	38,870	19,682,602
		26,159,104
Multi-line Insurance–1.05%
Hartford Financial Services Group, Inc. (The)	180,463	12,971,680
Multi-Utilities–1.44%
CMS Energy Corp.	60,379	3,687,345
WEC Energy Group, Inc.	156,772	14,087,532
		17,774,877
Oil & Gas Exploration & Production–1.71%
APA Corp.	172,366	6,979,099
Chesapeake Energy Corp.(c)	76,805	6,477,734
Marathon Oil Corp.	292,127	7,674,176
		21,131,009
Other Specialty Retail–0.35%
Bath & Body Works, Inc.(c)	115,241	4,270,831
Personal Care Products–0.46%
BellRing Brands, Inc.(b)	156,392	5,622,292
Pharmaceuticals–4.50%
AstraZeneca PLC, ADR (United Kingdom)	212,917	15,266,149
Eli Lilly and Co.	43,186	19,630,196
Merck & Co., Inc.	193,786	20,667,277
		55,563,622
Rail Transportation–0.75%
Union Pacific Corp.	39,864	9,249,245
Regional Banks–0.75%
M&T Bank Corp.	66,274	9,269,082
Restaurants–0.83%
Starbucks Corp.	100,973	10,255,828
Retail REITs–0.45%
Kimco Realty Corp.	274,517	5,561,714
Shares		Value
Semiconductor Materials & Equipment–1.36%
Applied Materials, Inc.	110,937	$16,816,940
Semiconductors–4.64%
Advanced Micro Devices, Inc.(b)	80,012	9,153,373
NVIDIA Corp.	102,814	48,043,954
		57,197,327
Soft Drinks & Non-alcoholic Beverages–1.77%
Coca-Cola Consolidated, Inc.	13,466	8,529,499
PepsiCo, Inc.	71,270	13,360,274
		21,889,773
Specialty Chemicals–0.56%
PPG Industries, Inc.	47,926	6,896,551
Systems Software–7.60%
Microsoft Corp.	279,073	93,746,202
Technology Hardware, Storage & Peripherals–6.22%
Apple, Inc.	390,339	76,682,097
Tobacco–0.76%
Philip Morris International, Inc.	93,701	9,343,864
Transaction & Payment Processing Services–1.39%
Mastercard, Inc., Class A	43,465	17,137,380
Total Common Stocks & Other Equity Interests (Cost $832,634,799)		1,224,463,339
Money Market Funds–0.35%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e)	1,491,474	1,491,474
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(d)(e)	1,064,846	1,064,952
Invesco Treasury Portfolio, Institutional Class, 5.18%(d)(e)	1,704,541	1,704,541
Total Money Market Funds (Cost $4,260,967)		4,260,967
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.61% (Cost $836,895,766)		1,228,724,306
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.46%
Invesco Private Government Fund, 5.24%(d)(e)(f)	5,048,081	5,048,081
Invesco Private Prime Fund, 5.38%(d)(e)(f)	12,981,452	12,981,452
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,029,121)		18,029,533
TOTAL INVESTMENTS IN SECURITIES–101.07% (Cost $854,924,887)		1,246,753,839
OTHER ASSETS LESS LIABILITIES—(1.07)%		(13,187,387)
NET ASSETS–100.00%		$1,233,566,452
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,930,667	$49,508,572	$(57,947,765)	$-	$-	$1,491,474	$137,283
Invesco Liquid Assets Portfolio, Institutional Class	7,093,550	35,363,266	(41,390,383)	(156)	(1,325)	1,064,952	94,296
Invesco Treasury Portfolio, Institutional Class	11,349,333	56,581,225	(66,226,017)	-	-	1,704,541	147,096
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,076,122	119,686,399	(123,714,440)	-	-	5,048,081	211,623*
Invesco Private Prime Fund	23,431,130	245,556,389	(256,012,999)	412	6,520	12,981,452	598,271*
Total	$60,880,802	$506,695,851	$(545,291,604)	$256	$5,195	$22,290,500	$1,188,569

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,212,421,868	$12,041,471	$—	$1,224,463,339
Money Market Funds	4,260,967	18,029,533	—	22,290,500
Total Investments	$1,216,682,835	$30,071,004	$—	$1,246,753,839
Invesco Main Street All Cap Fund®